Provisions and Contingent Liabilities - Summary of Labor, Tax and Civil Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Provisions	$ 212.7	$ 202.9
Current portion	98.5	103.1
Non-current portion	114.2	99.8
Tax related provision on IRPJ [member]
Disclosure of provisions [line items]
Provisions	10.8	13.6
Tax related provision on PIS and COFINS [member]
Disclosure of provisions [line items]
Provisions	4.2	5.3
Tax related provision on Social security contributions [member]
Disclosure of provisions [line items]
Provisions	1.8	2.4
Tax related provision on Import taxes [member]
Disclosure of provisions [line items]
Provisions	0.6	0.8
Others tax related provisions [member]
Disclosure of provisions [line items]
Provisions	0.2
Tax related provision [member]
Disclosure of provisions [line items]
Provisions	17.6	22.1
Labor related provision on Plurimas [member]
Disclosure of provisions [line items]
Provisions	6.5	9.6
Labor related provision on reintegration [member]
Disclosure of provisions [line items]
Provisions	5.7	6.0
Overtime provision [member]
Disclosure of provisions [line items]
Provisions	6.2	7.6
Dangerousness related provision [member]
Disclosure of provisions [line items]
Provisions	1.3	1.4
Labor related provision on indemnity [member]
Disclosure of provisions [line items]
Provisions	4.9	4.9
Labor related provision on third parties [member]
Disclosure of provisions [line items]
Provisions	1.5	1.5
Other labor related provision [member]
Disclosure of provisions [line items]
Provisions	11.5	12.9
Labor related provision [member]
Disclosure of provisions [line items]
Provisions	37.6	43.9
Civil related provision on Indemnity claims [member]
Disclosure of provisions [line items]
Provisions	0.2	0.4
Civil related provision [member]
Disclosure of provisions [line items]
Provisions	0.2	0.4
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Provisions	55.4	66.4
Current portion	16.7	21.4
Non-current portion	$ 38.7	$ 45.0